Note 9	12 Months Ended
Dec. 31, 2022
Cash Cash balances at central banks and other demand deposits [Abstract]
Disclosure Of Cash Cash Balances At Central Banks And Other Demand Deposits Explanatory [Text Block]	Cash, cash balances at central banks and other demand deposits
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	Notes	2022	2021	2020
Cash on hand		6,533	6,877	6,447
Cash balances at central banks (1)		67,314	55,004	53,079
Other demand deposits		5,909	5,918	5,994
Total	8.1	79,756	67,799	65,520
(1) The variation is mainly due to an increase in balances at the Bank of Spain.